Earnings per share ("EPS")	6 Months Ended
Jun. 30, 2021
Earnings per share ("EPS")
Earnings per share ("EPS")

Note 17 – Earnings per share (“EPS”)

	For the three months ended June 30,
	2021			2020
		Shares	Per Share		Shares	Per Share
	Net income	(in millions)	Amount	Net income	(in millions)	Amount
Basic earnings per share	$175.3	191.0	$0.92	$94.4	190.2	$0.50
Effect of dilutive securities	—	0.4	—	—	0.4	—
Diluted earnings per share	$175.3	191.4	$0.92	$94.4	190.6	$0.50

	For the six months ended June 30,
	2021			2020
		Shares	Per Share		Shares	Per Share
	Net income	(in millions)	Amount	Net loss	(in millions)	Amount
Basic earnings (loss) per share	$346.8	191.0	$1.82	$(4.4)	189.6	$(0.02)
Effect of dilutive securities	—	0.3	(0.01)	—	—	—
Diluted earnings (loss) per share	$346.8	191.3	$1.81	$(4.4)	189.6	$(0.02)

For the three months ended June 30, 2021, there were 61,594 stock options (Q2/2020 – no stock options) excluded in the computation of diluted EPS due to being anti-dilutive. For the six months ended June 30, 2021, there were 61,594 stock options (H2/2020 – no stock options) excluded from the computation of diluted EPS due to the strike price exceeding the average share price during the period. RSUs totaling 66,996 were excluded from the computation of diluted EPS due to the performance criteria for the vesting of the RSUs not being measurable as at June 30, 2021 (June 30, 2020 – 65,630 RSUs).